Analysis of performance by segment - Profit after tax (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Additional analysis
Profit after tax from continuing operations	$ 106	$ 1,070
Short-term fluctuations in investment returns	(1,263)	(186)
Loss attaching to corporate transactions	62	(56)
Income tax expense	(68)	(431)
Operating segments
Additional analysis
Profit after tax from continuing operations	406	1,521
Operating segments | CPL
Additional analysis
Profit after tax from continuing operations	(28)	148
Operating segments | Hong Kong
Additional analysis
Profit after tax from continuing operations	(613)	441
Operating segments | Indonesia
Additional analysis
Profit after tax from continuing operations	131	179
Operating segments | Malaysia
Additional analysis
Profit after tax from continuing operations	119	135
Operating segments | Singapore
Additional analysis
Profit after tax from continuing operations	63	141
Operating segments | Growth markets and other
Additional analysis
Profit after tax from continuing operations	617	330
Operating segments | Eastspring
Additional analysis
Profit after tax from continuing operations	117	147
Unallocated to a segment (central operations)
Additional analysis
Profit after tax from continuing operations	(300)	(451)
Restructuring and IFRS 17 implementation costs	(154)	(77)
Short-term fluctuations in investment returns	7	(4)
Loss attaching to corporate transactions	62	(56)
Income tax expense	(1)	7
Head office function
Additional analysis
Other income and expenditure	$ (214)	$ (321)